Significant Accounting Policies and Pronouncements (Tables)	12 Months Ended
Jul. 31, 2021
Significant Accounting Policies [Abstract]
Schedule of terms and method use to calculate amortization of tangible assets
Asset	Method	Term
Land	Not depreciated	No term
Buildings	Straight line	5 to 40 years
Leasehold improvements	Straight line	lease term
Furniture and equipment	Straight line	5 years
Cultivation and production equipment	Straight line	5 to 20 years
Vehicles	Straight line	5 years
Computers	Straight line	3 years

Schedule of terms and method use to calculate amortization of intangible assets
Asset	Method	Term
Domain names	Straight line	10 years
Health Canada licenses	Straight line	20 years
Software	Straight line	3-5 years
Patents	Straight line	20 years
Finite life, brands	Straight line	3 years